Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		4/1/2018
	Collection Period Ending Date		4/30/2018
	Collection Period		35
	Payment Date		5/15/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.078886	$21,875,004.09	$9,291,766.10	$12,583,237.99
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$122,375,004.09	$9,291,766.10	$113,083,237.99
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$126,125,004.09	$9,291,766.10	$116,833,237.99
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$21,875,004.09	$22,604.17
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$122,375,004.09	$172,917.50
	2. AVAILABLE FUNDS
(20)	Interest Collections		$504,843.21
(21)	Principal Collections		$6,144,649.18
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$3,003,362.98
(24)	Liquidation Proceeds		$56,931.76
(25)	Recoveries		$35,443.45
(26)	Investment Earnings		$—
(27)	Total Collections		$9,745,230.58
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$9,745,230.58
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$105,104.17	$105,104.17	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$22,604.17	$22,604.17	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$5,541,766.10	$5,541,766.10	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$175,442.81	$175,442.81	$—
			$9,745,230.58	$9,745,230.58
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$5,541,766.10
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$9,291,766.10
	4. POOL INFORMATION
(53)	Pool Balance		$116,833,238
(54)	Number of Receivables Outstanding		17,782
(55)	Weighted Average Contract Rate		4.86%
(56)	Weighted Average Maturity		24.94
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateralization Amount		$5,625,000.00
(59)	Target Over Collateralization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$86,745.59	29	$2,991.23
(72)	Recoveries for Collection Period		$35,443.45	89	$398.24
(73)	Net Losses/(Recoveries) for Collection Period		$51,302.14
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,547,731.17
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.60636%

		4/30/2018	3/31/2018	2/28/2018	1/31/2018
(77)	Pool Balance at end of collection period	$116,833,238	$126,125,004	$136,431,276	$145,909,260
(78)	Number of receivables outstanding	17,782	18,642	19,609	20,436
(79)	Average month end Pool Balance	$121,479,121	$131,278,140	$141,170,268	$151,247,752
(80)	Realized Losses for Collection Period	$86,746	$71,938	$95,856	$116,657
(81)	Recoveries for Collection Period	$35,443	$73,125	$63,600	$102,257
(82)	Net Losses/(Recoveries) for Collection Period	$51,302	$(1,187)	$32,255	$14,400
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.857%	0.658%	0.815%	0.926%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.507%	(0.011)%	0.274%	0.114%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.213%

		4/30/2018	3/31/2018	2/28/2018	1/31/2018
(86)	Receivables 31-59 Days Delinquent	$1,224,828.19	$1,455,831.92	$1,558,900.80	$1,762,949.53
(87)	$ As % of Ending Pool Balance	1.048%	1.154%	1.143%	1.208%
(88)	# of Receivables	153	174	193	226
(89)	# As % of Ending Pool # of Receivables	0.860%	0.933%	0.984%	1.106%
(90)	Receivables 60-89 Days Delinquent	$257,760.19	$287,163.31	$248,098.78	$461,676.70
(91)	$ As % of Ending Pool Balance	0.221%	0.228%	0.182%	0.316%
(92)	# of Receivables	41	45	42	62
(93)	# As % of Ending Pool # of Receivables	0.231%	0.241%	0.214%	0.303%
(94)	Receivables 90 - 119 Days Delinquent	$164,838.61	$115,336.46	$135,834.46	$158,901.13
(95)	$ As % of Ending Pool Balance	0.141%	0.091%	0.100%	0.109%
(96)	# of Receivables	24	22	24	27
(97)	# As % of Ending Pool # of Receivables	0.135%	0.118%	0.122%	0.132%
(98)	Receivables 120+ Days Delinquent	$49,218.07	$88,916.39	$60,814.45	$67,416.12
(99)	$ As % of Ending Pool Balance	0.042%	0.070%	0.045%	0.046%
(100)	# of Receivables	8	16	11	13
(101)	# As % of Ending Pool # of Receivables	0.045%	0.086%	0.056%	0.064%
(102)	Total Delinquencies	$1,696,645.06	$1,947,248.08	$2,003,648.49	$2,450,943.48
(103)	$ As % of Ending Pool Balance	1.452%	1.544%	1.469%	1.680%
(104)	# of Receivables	226	257	270	328
(105)	# As % of Ending Pool # of Receivables	1.271%	1.379%	1.377%	1.605%
(106)	Total Repossession	$118,029.18	$145,294.73	$115,170.55	$110,668.16
(107)	# of Receivables	16	16	16	14

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
May 10, 2018